Contractual Principal payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Debt Instrument [Line Items]
2013	$ 1,812
2014	2,120
2015	2,023
2016	985
2017	545
After 2017	4,919
Long term debt	12,404
United Airlines, Inc.
Debt Instrument [Line Items]
2013	1,812
2014	2,120
2015	2,023
2016	985
2017	545
After 2017	4,574
Long term debt	$ 12,059